GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

11. GOODWILL

        The change in the net carrying amount of goodwill for the years ended December 31, 2013 and 2012 by reportable segments was as follows:

	Russia	Ukraine	Uzbekistan(1)	Other	Total
Balance at January 1, 2012
Gross amount of goodwill	28,249	171	3,495	4,415	36,330
Accumulated impairment loss	(1,466)	—	—	—	(1,466)

	26,783	171	3,495	4,415	34,864

Acquisitions (Note 3)	1,502	—	—	—	1,502
Impairment loss (Note 4)	—	—	(3,523)	—	(3,523)
Currency translation adjustment	—	(9)	28	(434)	(415)

Balance at December 31, 2012
Gross amount of goodwill	29,751	162	3,523	3,981	37,417
Accumulated impairment loss	(1,466)	—	(3,523)	—	(4,989)

	28,285	162	—	3,981	32,428

Disposals	(23)	—	—	—	(23)
Currency translation adjustment	—	12	—	287	299

Balance at December 31, 2013
Gross amount of goodwill	29,728	174	—	4,268	34,170
Accumulated impairment loss	(1,466)	—	—	—	(1,466)

	28,262	174	—	4,268	32,704

(1)
The results of operations in Uzbekistan are reported as discontinued operations in the accompanying consolidated statements of operations and comprehensive income for all periods presented (Note 4). Uzbekistan does not represent a separate reportable segment and thus is included in "Other" category within the segment reporting note (Note 26).